Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Matters [Abstract]
Compliance with Regulatory Capital Requirements under Banking Regulations
The Bank’s actual capital amounts and ratios at December 31, 2013 and 2012 and the minimum amounts and ratios required for capital adequacy purposes and to be well capitalized under the prompt corrective action provisions are as follows:

	Actual			For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio		Amount	Ratio		Amount	Ratio
				(Dollars in Thousands)
As of December 31, 2013:
Total capital (to risk-weighted assets)	$16,344	18.75%	$	≥6,972	≥8.00%	$	≥8,715	≥10.00%
Tier 1 capital (to risk-weighted assets)	15,403	17.68		≥3,486	≥4.00		≥5,229	≥ 6.00
Tier 1 capital (to average assets)	15,403	12.70		≥4,850	≥4.00		≥6,062	≥ 5.00

Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
Amount	Ratio	Amount	Ratio	Amount	Ratio
(Dollars in Thousands)
As of December 31, 2012:
Total capital (to risk-weighted assets)	$16,053	22.27%	$	≥5,766	≥8.00%	$	≥7,207	≥10.00%
Tier 1 capital (to risk-weighted assets)	15,193	21.08		≥2,883	≥4.00		≥4,324	≥6.00
Tier 1 capital (to average assets)	15,193	13.58		≥4,476	≥4.00		≥5,595	≥5.00